Note 26 -Related Party Transactions	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of related party [text block]
26.	Related Party Transactions

The Company’s related parties include key management personnel and companies related by way of directors or shareholders in common. The Company paid and/or accrued during the years ended December 31, 2025 and 2024, the following fees to management personnel and directors.

	For the years ended December 31,
	2025	2024	2023
Management	$4,130	$2,067	$2,194
Directors’ fees	230	175	158
	$4,360	$2,242	$2,352

During the years ended December 31, 2025, the Company had share-based payments made to management and directors of $1,340 (for the year ended December 31, 2024 - $1,422 and December 31, 2023 - $1,258).

As at December 31, 2025, the accrued liabilities balance for related parties was $1,582 ( December 31, 2024 - $161), which relates mainly to compensation accruals.